RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]
5.     RELATED PARTY

As of June 30, 2011, the Company has loans outstanding from Veronica Ornelas the sister of the corporate president in the amount of $8,000. The Company has imputed interest on these loans at the rate of 9% per annum.  As of June 30, 2011, the balance of accrued interest payable to this related party was $1,494. During the period ended June 30, 2011, the Company paid for various personal expenses on behalf of Frank Ornelas, the Company’s Chief Executive Officer totaling $13,290. The unpaid portion of the CEO’s salary of $11,710, for the period ended June 30, 2011 has been reflected as capital contributed in accordance with SAB 55.

7.     RELATED PARTY TRANSACTIONS

During the year ended December 31, 2010, Veronica Ornelas the Company’s Vice President and Secretary loaned the Company $6,000 for operating expenses.  The Company also repaid $1,000 in previous loans received from this related party during the year. During the year ended December 31, 2009, the Company received $3,000 in loans from this related party.  As of December 31, 2010 and 2009, the balance of these related party loans payable was $8,000 and $3,000 respectively.  The Company has imputed interest on these loans at the rate of 9% per annum.  As of December 31, 2010 and 2009, the balance of accrued interest payable to this related party was $1,134 and $408, respectively.

During the years ended December 31, 2010 and 2009, Frank Ornelas, the Company’s Chief Executive Officers’  annual salary was $50,000. During the years ended December 31, 2010 and 2009, the Company paid for various personal expenses on behalf of the CEO totaling $21,041 and $21,835, respectively. The unpaid portion of the CEO’s salary of $28,959 and $28,165, respectively, for the years ended December 31, 2010 and 2009 has been reflected as capital contributed in accordance with SAB 5T.